Bank Loans	12 Months Ended
Jun. 30, 2022
Federal Home Loan Banks [Abstract]
BANK LOANS
10.	BANK LOANS

Bank loans represent the amounts due to various banks. As of June 30, 2022 and 2021, short-term and current portion of long-term bank loans consisted of the following:

a)	Summary of short-term bank loans is as follows:

	Annual Interest		As of June 30,
	Rate	Maturities	2022	2021
Short-term loans:
Industrial Bank Co., Ltd. (2)	5.00%	September 30, 2021	-	1,548,491
Xiamen International Bank (1)	8.00%	October 29, 2021	-	1,083,944
Xiamen Bank (4)	5.22%	August 10, 2021	-	309,698
Xiamen Bank (1)	5.22%	June 16, 2023	447,888	464,548
Xiamen Bank (1)	5.22%	June 16, 2023	298,592	309,698
Bank of China Ltd. (3)	4.70%	June 1, 2022	-	1,238,793
Industrial Bank Co., Ltd. (2)	4.80%	December 20, 2022	1,492,960	-
Bank of China Ltd. (3)	4.70%	June 1, 2023	1,194,370	-
Subtotal			3,433,810	4,955,172
Current portion of long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	89,579	46,454
Bank of China Ltd. (3)	4.15%	December 29,2023	209,014	108,394
Bank of China Ltd. (3)	5.10%	April 15, 2024	59,718	30,970
Total			$3,792,121	$5,140,990

b)	Summary of long-term bank loans is as follows:

	Annual Interest		As of June 30,
	Rate	Maturities	2022	2021
Long-term loans:
Bank of China Ltd. (3)	3.80%	November 26, 2023	$313,522	$418,093
Bank of China Ltd. (3)	4.15%	December 29, 2023	731,551	975,549
Bank of China Ltd. (3)	5.10%	April 15, 2024	209,014	278,728
Total			$1,254,087	$1,672,370

The weighted average interest rate on short-term bank loans outstanding as of June 30, 2021 and 2022 was 5.58% and 4.86%, respectively. The effective interest rate for bank loans was approximately 7.21%, 6.26%, and 4.87% for the years ended June 30, 2020, 2021, and 2022, respectively. For the years ended June 30, 2020, 2021, and 2022, interest expenses related to bank loans amounted to $125,186, $228,806, and $266,126, respectively.

(1)	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.

(2)	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.

(3)	Loans from Bank of China were guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company.

(4)	This loan was jointly guaranteed by Mr. Zhuoqin Huang and his spouse, and Taiping General Insurance Co., Ltd. Xiamen Branch.

(5)	On December 21, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received RMB10,000,000 (equivalent to $1,492,960) on December 21, 2021. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company.